Other Liabilities - Summary of Other Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Advances on buy-back agreements	$ 1,986		$ 1,902
Warranty and campaign programs	1,123	1,096	1,111	1,045	1,023	1,058
Marketing and sales incentive programs	1,600		1,340
Accrued expenses and deferred income	683		748
Legal reserves	518		551
Contract reserve	449		467
Restructuring reserve	76		77
Other	2,416		2,539
Total	$ 8,851		$ 8,735